Common Stock	6 Months Ended	12 Months Ended
	Nov. 30, 2012	May 31, 2012
Common Stock [Abstract]
Common Stock

4.  Common Stock

On December 8, 2010, the Company issued 7,500,000 shares of common stock to the officers and directors of the Company for cash proceeds of $750.

During the period from November 3, 2010 (inception) through May 31, 2011 the company issued 2,000,000 shares of its common stock for net proceeds of $38,172, par value $0.0001 per share, at an offering price of $0.02 per share.

4.  Common Stock

On December 8, 2010, the Company issued 7,500,000 shares of common stock to the officers and directors of the Company for cash proceeds of $750.

During the period from November 3, 2010 (inception) through May 31, 2011 the company issued 2,000,000 shares of its common stock for net proceeds of $38,922, par value $0.0001 per share, at an offering price of $0.02 per share.